Representations and Warranties Obligations and Corporate Guarantees (Details) (USD $)	12 Months Ended				4 Months Ended	8 Months Ended	12 Months Ended	60 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2011 RescissionNotices Payment	Dec. 31, 2010 RescissionNotices	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Bank Of New York Mellon As Trustee [Member] Group	Aug. 31, 2011 Bank Of New York Mellon As Trustee [Member] Group	Dec. 31, 2011 Bank Of New York Mellon As Trustee [Member] Trust Investor	Dec. 31, 2008 Bank Of New York Mellon As Trustee [Member]	Jun. 28, 2011 Bank Of New York Mellon As Trustee [Member]	Apr. 14, 2011 Assured Guaranty [Member] Trust	Dec. 31, 2011 Assured Guaranty [Member]	Dec. 31, 2011 Government sponsored enterprise obligations [Member]	Dec. 31, 2010 Government sponsored enterprise obligations [Member]	Dec. 31, 2011 Other Non Government Sponsored Entites [Member]	Dec. 31, 2011 Monoline [Member]	Dec. 31, 2011 Government sponsored enterprise obligations [Member]	Dec. 31, 2011 Pending or Threatened Litigation [Member]	Dec. 31, 2011 Indemnification Agreement [Member]	Dec. 31, 2010 Indemnification Agreement [Member]	Dec. 31, 2011 Unpaid Principal Balance Of Loan Guarantees Satisfied [Member]	Dec. 31, 2010 Unpaid Principal Balance Of Loan Guarantees Satisfied [Member]	Jun. 28, 2011 Second Mortgage [Member] Bank Of New York Mellon As Trustee [Member] Trust	Apr. 14, 2011 Second Mortgage [Member] Assured Guaranty [Member] Trust	Jun. 28, 2011 First Mortgage [Member] Bank Of New York Mellon As Trustee [Member] Trust	Apr. 14, 2011 First Mortgage [Member] Assured Guaranty [Member] Trust	Dec. 31, 2011 Resolved Through Acceptance [Member]	Dec. 31, 2011 Resolved Through Reinstatement of Coverage or Payment of Claim [Member]	Dec. 31, 2011 Resolved Through Settlement, Policy Commutation or Similar Arrangement [Member]	Dec. 31, 2011 Implicated by Ongoing Litigation [Member]	Dec. 31, 2011 In Process of Review [Member]	Dec. 31, 2011 Reviewed and Being Contested [Member]	Dec. 31, 2011 Subject of Ongoing Litigation [Member]
Guarantor Obligations [Line Items]
Period of Defaulted Loans Leading to an Increase in Claims	18 months
Number of Payments Made By Borrower	25
Percentage of loans underlying outstanding repurchase demands	28.00%	25.00%
Number Of Trusts Involved In Settlement Agreement										29												5	8	525	21
Original Principal Balance Of Loans Originated									$ 424,000,000,000	$ 35,800,000,000
Original Principal Balance of Loans Originated During Period								409,000,000,000
Principal Amount Outstanding On Loans Securitized In Default									220,000,000,000
Principal Amount Outstanding On Loans Securitized In Default During Period								217,000,000,000
Number Of Institutional Investors Involved In Settlement Agreement							22
Outstanding Claims, From Mortgage Insurance Recission Notices	1,200,000,000	935,000,000
Settlement Payment							8,500,000,000			1,100,000,000
Estimated Litigation Liability					100,000,000		100,000,000
Private Placements From Which Plaintiffs Purchased Mortgage Backed Securities Issued By Country Wide Financial Corporation Related Entities							6
Number of Groups With Opportunity to Dispute Legal Settlement						44
Number of Groups With Opportunity to Dispute Legal Settlement, Who Have Withdrawn From Proceedings					2
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement										20,200,000,000
Loan Loss Insurance Value Of Reinsurance Arrangement										470,000,000
Payment for Litigation Settlement											1,000,000,000
Loss Contingency Accrual, at Carrying Value	476,000,000	700,000,000									57,000,000
Gain (Loss) Related to Litigation Settlement											1,600,000,000
Loans and Leases Receivable, Gross, Consumer, Lease Financing											2,200,000,000
Agreement Reached To Resolve Repurchase Claims For Residential Mortgage Loans Sold To Gses Related To Legacy Subsidiary Entities													2,800,000,000
Loss On Repurchase Or Reimbursement Of Repurchase Claims For First Lien Mortgages And Home Equity Loans From The Investor Or Securitization Trust	1,700,000,000	1,700,000,000
New Purchase Claims	17,500,000,000											14,300,000,000		3,200,000,000
Amount of Loan Repurchase Claims Resolved	14,100,000,000
Amount of Loan Repurchase Claims Resolved Through Rescission	7,500,000,000
Amount of Loan Repurchase Claims Resolved Through Repurchase and Make Whole Payments	6,600,000,000
Number of Open Mortgage Insurance Rescission Notices	90,000	72,000
Percent of Mortgage Insurance Recission Notes Received Which Are Resolved	26.00%																									24.00%	46.00%	30.00%
Percent of Mortgage Insurance Recission Notes Received Which Are Not Yet Resolved	74.00%																												48.00%	11.00%	89.00%	29.00%
Cash Paid for Repurchases																		5,220,000,000	5,204,000,000
Unpaid Principal Balance																				6,169,000,000	6,569,000,000
Payments for Legal Settlements	1,000,000,000
Provision	15,591,000,000	6,785,000,000														7,000,000,000	8,600,000,000
Representations Warranties And Guarantees Maximum Exposure Above Existing Accruals	5,000,000,000
Percentage of the voting rights of outstanding securities required to investigate loans files and demand repurchase of loans	25.00%
Percentage Of Claims That Corporation Initially Denied That Have Been Subsequently Resolved															30.00%
Percentage Of Claim Resolved Through Repurchase	10.00%
Percentage Of Claim Resolved Through Rescission	1.00%
Outstanding Claims For Representations And Warranties Unpaid Principal Balance															3,100,000,000
Unpaid principal balance of loans without repurchase requests	6,100,000,000
Percentage of loans resolved through repurchase or make whole payments	25.00%
Private Label Securitization Trust Related Repurchase Claims	50.00%
Private Label Securitization Trust Related Repurchase Claims	$ 2,100,000,000
Timeframe To Resolve Repurchase Claims In Dispute			90 days	120 days
Timetable to reach a settlement once a breach of representations and warranties is confirmed			60 days	90 days